UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				10/30/2009
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	8

Form 13F Information Table Value Total:  	$17,952
					 	(thousands)

List of Other Included Managers: NONE



Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


ANGLOGOLD ASHANTI LIMITED SPONSOCOM		035128206	4,320 		105,979 	SH		SOLE		105,979
FOREST OIL CORPORATION CMN	COM		346091705	2,548 		130,200 	SH		SOLE		130,200
GASTAR EXPLORATION LTD CMN	COM		367299203	173 		35,800 		SH		SOLE		35,800
JAGUAR MINING INC. CMN		COM		47009M103	954 		106,961 	SH		SOLE		106,961
PROSHS TR ULTRASHORT LEHMAN 20+ ETF		74347R297	4,214 		95,742 		SH		SOLE		95,742
ROSETTA RESOURCES INC CMN	COM		777779307	4,026 		274,074 	SH		SOLE		274,074
PUT/SPY(ROQXR)@96EXP 12/31/2009	PUT		78462F103	512 		2,400 		SH	PUT	SOLE		2,400
TRANSGLOBE ENERGY CORPORATION CMCOM		893662106	1,205 		337,399 	SH		SOLE		337,399

